Leases_Details of changes in assets subject to operating lease (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Changes in assets subject to operating lease [Abstract]
Acquisition	₩ 118,256
Disposal	(21,963)
Depreciation	(52,504)
Business combination	1,071,111
Others	1,275
Ending balance	₩ 1,116,175